Accounting for the acquisition of the Credit Suisse Group - Effect of the measurement period adjustments on the balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total financial assets measured at amortized cost	$ 1,043,293	$ 1,189,451
of which: cash and balances with central banks	223,329	314,060
of which: Amounts due from banks	18,903	21,146
of which: Loans and advances to customers	579,967	639,669
of which: Other financial assets measured at amortized cost	58,835	65,455
Total assets	1,565,028	1,716,924	$ 1,104,364
Liabilities
Provisions and contingent liabilities	8,409	12,412
Total liabilities	1,479,454	1,630,769
Equity
Equity attributable to shareholders	85,079	85,624
of which: Retained earnings	78,035	74,397
Total equity	85,574	86,156	$ 57,218	$ 61,002
Total liabilities and equity	$ 1,565,028	1,716,924
Credit Suisse
Assets
Total financial assets measured at amortized cost		1,189,451
of which: cash and balances with central banks		314,060
of which: Amounts due from banks		21,146
of which: Loans and advances to customers		639,669
of which: Other financial assets measured at amortized cost		65,455
Total assets		1,716,924
Liabilities
Provisions and contingent liabilities		12,412
Total liabilities		1,630,769
Equity
Equity attributable to shareholders		85,624
of which: Retained earnings		74,397
Total equity		86,156
Total liabilities and equity		1,716,924
Credit Suisse | As previously reported in the Annual Report 2023
Assets
Total financial assets measured at amortized cost		1,189,773
of which: cash and balances with central banks		314,148
of which: Amounts due from banks		21,161
of which: Loans and advances to customers		639,844
of which: Other financial assets measured at amortized cost		65,498
Total assets		1,717,246
Liabilities
Provisions and contingent liabilities		12,250
Total liabilities		1,630,607
Equity
Equity attributable to shareholders		86,108
of which: Retained earnings		74,880
Total equity		86,639
Total liabilities and equity		1,717,246
Credit Suisse | Measurement period adjustments made in the second quarter of 2024
Assets
Total financial assets measured at amortized cost		(322)
of which: cash and balances with central banks		(89)
of which: Amounts due from banks		(15)
of which: Loans and advances to customers		(175)
of which: Other financial assets measured at amortized cost		(43)
Total assets		(322)
Liabilities
Provisions and contingent liabilities		161
Total liabilities		161
Equity
Equity attributable to shareholders		(483)
of which: Retained earnings		(483)
Total equity		(483)
Total liabilities and equity		$ (322)